RELATED PARTY TRANSACTIONS - Amounts due to officers (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Total	$ 3,673,733	$ 4,123,732
Other Liability, Related Party, Type [Extensible Enumeration]	Officers	Officers
Less: Short-term portion	$ (600,000)	$ (600,000)	$ (600,000)
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Officers	Officers
Long-term portion	$ 3,073,733	$ 3,523,733	4,123,732
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Officers	Officers
Salaries and other compensation
RELATED PARTY TRANSACTIONS
Total	$ 3,673,733	$ 4,108,500
Other Liability, Related Party, Type [Extensible Enumeration]	Officers	Officers
Invoices paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Total		$ 15,232
Other Liability, Related Party, Type [Extensible Enumeration]	Officers	Officers
Officers
RELATED PARTY TRANSACTIONS
Total		$ 4,123,732	4,723,732
Less: Short-term portion		(600,000)	(600,000)
Long-term portion		3,523,733	4,123,732
Officers | Salaries and other compensation
RELATED PARTY TRANSACTIONS
Less: Short-term portion		(4,108,500)	(4,108,500)
Officers | Invoices paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Less: Short-term portion		$ (15,232)	$ (615,232)